Provision for Risks	6 Months Ended
Jun. 30, 2026
Provision for Risks [Abstract]
Provision for risks

Note 11. Provision for risks

Provisions for risks are recognized when: (i) the Group has a present or constructive obligation as a result of past events; (ii) it is probable that an outflow of resources will be required to settle the obligation; and (iii) the value can be reliably estimated. The provisions for risks are estimated, considering management’s judgements, based in part on the advice and counsel of the Company’s legal advisors, as to the probability of loss and expected future amounts to settle the obligations.

The provision liability for the periods ended June 30, 2026, and December 31, 2025, were recorded for labor and tax contingencies in connection with recognition of Company acquisitions. After the acquisitions, due to the increase in employee headcount, the Group established a provision for the related employee labor risk of the acquired workforce related to an infraction notice for the period 2017 to 2022, whose tax authority understands that the Brazilian Municipal Service Tax (“ISS”) due would be 5%, while the Group collected and remitted at 2%.

The provision activity on June 30, 2026, and December 31, 2025, is as follows:

At January 1, 2025	26,632
Reversal of provision	(11,295)
Provision recorded during the period	1,084
At December 31, 2025	16,421
Reversal of provision	(5,078)
Provision recorded during the period	417
At June 30, 2026	11,760

Contingent liabilities

The Group is party to a number of claims, assessments and legal proceedings in the normal course of business. As of June 30, 2026 and December 31, 2025, the total of such contingent obligations, for which the likelihood of loss was determined as possible by management and for which no provision has been recorded, is as follows:

	June 30, 2026	December 31, 2025
Civil	17,469	-
Labor	377	-
Tax	6,544	6,544
Total	24,390	6,544

On September 30, 2025, Nuvini S.A. entered into a binding term sheet to acquire MK Solutions Tecnologia S.A., a corporation existing under the laws of Brazil (“MK Solutions”), a leading ERP for internet providers in Brazil.  On March 17, 2026, Nuvini received a notice from SF TBG I - Fundo de Investimentos em Participações em Empresas Emergentes Ltda. (the “Seller”) alleging that Nuvini has breached certain provisions of the Offer Letter, relating to the proposed acquisition of MK Solutions by Nuvini. Nuvini disputes the Seller’s allegations and believes that it has complied in all material respects with its obligations under the Offer Letter. No amounts have been accrued for any potential losses under this matter, as we cannot reasonably estimate any potential loss.

On August 14, 2026, Amiens Technology Investments LLC (“Amiens”) filed a complaint against Nvni Group Limited (the “Company”) in the Supreme Court of the State of New York, New York County, arising out of certain outstanding notes (each a “Note” and collectively, the “Notes”) and related financing and security arrangements between the parties.

The complaint alleges, among other things, that the Company failed to make certain required principal and interest payments under the applicable notes, including a $5.7 million exchange note and a $2.9 million note issued in December 2025. The complaint further alleges that the Company failed to deliver and perfect certain security interests and guarantees contemplated by the parties, including security over assets and equity interests relating to certain of the Company’s Brazilian operating subsidiaries.

The complaint seeks, among other relief, monetary damages for alleged breaches of the applicable financing documents, specific performance requiring the Company to deliver certain security and collateral documents, and temporary and preliminary injunctive relief intended to preserve the status quo and restrict certain actions that Amiens alleges could impair the asserted collateral pending resolution of the proceeding. A temporary and preliminary injunctive relief has been granted on April 19, 2026.

In addition, on August 15, 2026, the Company received from Amiens a notice of events of default and acceleration and demand for payment (the “Acceleration Notice”). The Acceleration Notice provides that, pursuant to section 8(b)(1) of each Note, Amiens has elected to accelerate the Notes and declare immediately due and payable in cash $12.1 million as the aggregate Event of Default Redemption Amount under the Notes, plus default interest accruing at a rate of 18% per annum, together with fees, indemnities and costs of collection.

The Company intends to respond to the claims through the appropriate legal process and continues to evaluate the legal and strategic alternatives in connection with the matters raised in the complaint and its broader corporate and capital restructuring initiatives. Based on the opinion of counsel, the Company believes that the risk of loss is possible. The Company has recorded a liability of $7.3 million relating to principal and accrued interests and has not recorded a provision related to penalties and other disputed amounts.